Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefit		¥ 5,480	¥ 12,987	¥ 5,494	¥ 4,892			$ 860	$ 2,038
Interest expense on unrecognized tax benefit | ¥		¥ 0	0	¥ 0
HONG KONG
Income tax rate				16.50%	16.50%
Ehfly [Member] | HONG KONG
Income tax rate				8.25%	8.25%
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $	$ 2.0
Ehang HK [Member] | HONG KONG
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $	$ 2.0
PRC [Member]
Income tax rate	25.00%	25.00%
High and New Technology Enterprise, tax rate	15.00%	15.00%
Deductible tax losses		¥ 584,961	427,674					91,793
Effective income tax rate reconciliation qualified research and development additional deduction percent	75.00%	75.00%
Income Tax Examination, Description	five years	five years
PRC [Member] | Tax Year 2008 Onwards [Member]
Effective income tax rate reconciliation qualified research and development additional deduction percent	50.00%	50.00%
PRC [Member] | Tax Year From 2018 to 2020 [Member]
Effective income tax rate reconciliation qualified research and development additional deduction percent	75.00%	75.00%
PRC [Member] | EH Kashi Ehang Egret Media Technology Co Ltd Ehang Egret Ks [Member]
Enterprise income tax preferential rate | ¥		¥ 0
Income tax exemption period	5 years	5 years
PRC [Member] | EHang intelligent [member]
High and New Technology Enterprise, tax rate	15.00%	15.00%
PRC [Member] | EHang Egret GD [Member]
High and New Technology Enterprise, tax rate	15.00%	15.00%
PRC [Member] | Guangzhou Ehang Intelligent Technology Co Ltd Ehang Gz Or Thevie [Member]
High and New Technology Enterprise, tax rate					15.00%	15.00%	15.00%
PRC [Member] | Ehang Intelligent Equipment Guanghou Co Ltd [Member]
Effective income tax rate reconciliation qualified research and development super deduction percent	100.00%	100.00%
PRC [Member] | Ehang Yunfu [Member]
Effective income tax rate reconciliation qualified research and development super deduction percent	100.00%	100.00%
CHINA
Withholding tax rate for non-PRC resident enterprises	10.00%	10.00%
FRANCE
Income tax rate	28.00%	28.00%
SPAIN
Income tax rate	25.00%	25.00%
Minimum [Member] | PRC [Member]
Deductible tax losses, period	5 years	5 years
Maximum [Member] | PRC [Member]
Deductible tax losses, period	10 years	10 years
Austrian Minister Of Finance [Member]
Income tax rate	25.00%	25.00%
Hong Kong [Member] | Not Expirable [Member]
Deductible tax losses		¥ 31,434	¥ 3,244					$ 4,933